Accounts Receivable	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable
9. ACCOUNTS RECEIVABLE
Accounts receivable are comprised principally of amounts owed from EGPC.
There were no amounts due from related parties and no loans to management or employees as at December 31, 2021 or December 31, 2020.